Cash, cash equivalents and financial assets - Disclosure of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 28,092	€ 66,396	€ 70,605	€ 84,225
Short-term investments	6,218	14,374	21,851
Cash and cash equivalents and short-term investments	34,310	80,770	92,456
Non-current financial assets	10,455	10,281	9,796	€ 35,119
Total cash, cash equivalents and financial assets	€ 44,765	€ 91,051	€ 102,252